COMMITMENTS AND CONTINGENCIES (Details Narrative)						1 Months Ended							2 Months Ended	12 Months Ended
	Jun. 09, 2021 USD ($)	Apr. 29, 2021 USD ($)	Jan. 11, 2021 shares	Aug. 28, 2020 shares	Oct. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Feb. 29, 2020 USD ($) ft²	Feb. 28, 2019 USD ($) ft²	Oct. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Sep. 02, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Loss Contingencies [Line Items]
Payment for legal settlement													$ 25,000
Exchange value														$ 50,000
Cash paid to lease														80,402
Operating lease liability														0
Right-of-use assets															$ 291,140
Lease in exchange for one-time payment														150,000
New Lease Accounting Standard [Member]
Loss Contingencies [Line Items]
Right-of-use assets														233,751
AZERBAIJAN
Loss Contingencies [Line Items]
Area of lease | ft²											3,900
Annual rent increase percentage											5.00%
Lease description											The lease for this facility began on October 4, 2018, and originally continued until October 31, 2021.
Lease termination fee						$ 27,013
Security deposit																$ 9,796
AZERBAIJAN | November 1, 2018 to October 31, 2019 [Member]
Loss Contingencies [Line Items]
Rental cost											$ 77,180
VIRGINIA
Loss Contingencies [Line Items]
Area of lease | ft²									3,666
Rental cost									$ 159,471
Annual rent increase percentage									2.50%
Security deposit									$ 100,000
Cash paid to lease	$ 150,000
Ageos, LLC [Member]
Loss Contingencies [Line Items]
Settled amount		$ 60,000
Wilson Boulevard Inc [Member]
Loss Contingencies [Line Items]
Settlement of lease payments	150,000
Gain on operating lease	$ 441,597
Series A Preferred Stock [Member]
Loss Contingencies [Line Items]
Stock issued during period | shares			1,000,000
New Lease Agreement [Member]
Loss Contingencies [Line Items]
Lease renewal term										3 years
Rental cost										$ 2,566
Annual rent increase percentage										2.70%
Lease description										The lease automatically renews for a three-year term, unless either party to the lease agreement notifies the other of the intent to terminate the lease in writing at least 180 days prior to the expiration of the current term.
Lease termination fee							$ 10,546
Security deposit							$ 2,566
Eric Marquez [Member]
Loss Contingencies [Line Items]
Damages sought value								$ 1,000,000
De La Garza [Member]
Loss Contingencies [Line Items]
Payment for legal settlement															$ 300,000
De La Garza [Member] | Settlement Agreement [Member]
Loss Contingencies [Line Items]
Number of common stock shares returned | shares				13,100,000
Payment for legal settlement														$ 400,000
LeGanke [Member] | Settlement Agreement [Member]
Loss Contingencies [Line Items]
Stock issued during period | shares			127,500
Minimum [Member] | New Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of lease | ft²										1,302
Minimum [Member] | Semple Marchal And CooperLLP [Member]
Loss Contingencies [Line Items]
Damages sought value					$ 75,000
Minimum [Member] | Robert LeBlanc [Member]
Loss Contingencies [Line Items]
Damages sought value												$ 1,000,000
Maximum [Member] | New Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of lease | ft²										3,900
Maximum [Member] | Semple Marchal And CooperLLP [Member]
Loss Contingencies [Line Items]
Damages sought value					$ 150,000
Maximum [Member] | Robert LeBlanc [Member]
Loss Contingencies [Line Items]
Damages sought value												$ 10,000,000